T. ROWE PRICE Total Equity Market Index Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 9.9%
Diversified Telecommunication Services 1.1%
AT&T  415,013 12,562
ATN International  3,600 177
Cincinnati Bell (1) 14,109 217
Iridium Communications (1) 21,200 875
Liberty Global, Class A (1) 12,007 308
Liberty Global, Class C (1) 19,925 509
Lumen Technologies  69,610 929
Verizon Communications  240,811 14,003
29,580
Entertainment 2.0%
Activision Blizzard  41,908 3,897
Electronic Arts  21,800 2,951
Glu Mobile (1) 44,500 555
Liberty Media-Liberty Formula One, Class A (1) 10,500 401
Liberty Media-Liberty Formula One, Class C (1) 22,900 991
Live Nation Entertainment (1) 13,372 1,132
Madison Square Garden Entertainment (1) 6,433 526
Madison Square Garden Sports (1) 1,933 347
Netflix (1) 29,241 15,254
Roku (1) 7,507 2,446
Take-Two Interactive Software (1) 7,400 1,308
Walt Disney (1) 117,424 21,667
Zynga, Class A (1) 69,900 714
52,189
Interactive Media & Services 5.2%
Alphabet, Class A (1) 18,980 39,147
Alphabet, Class C (1) 18,541 38,354
Facebook, Class A (1) 152,700 44,975
IAC/InterActiveCorp (1) 5,200 1,125
Match Group (1) 15,123 2,078
Pinterest, Class A (1) 35,500 2,628
Snap, Class A (1) 59,043 3,087
Twitter (1) 42,700 2,717
Zillow Group, Class A (1)(2) 5,700 749
Zillow Group, Class C (1)(2) 10,600 1,374
136,234
Media 1.4%
AMC Networks, Class A (1) 3,500 186
Cable One  670 1,225

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Charter Communications, Class A (1) 10,547 6,508
Comcast, Class A  299,019 16,180
Discovery, Class A (1)(2) 7,500 326
Discovery, Class C (1) 6,345 234
DISH Network, Class A (1) 8,230 298
Fox, Class A  21,661 782
Fox, Class B  16,366 572
Gray Television  19,800 364
Interpublic Group  11,539 337
Liberty Broadband, Class A (1) 4,900 711
Liberty Broadband, Class C (1) 16,602 2,493
Meredith  5,900 176
MSG Networks, Class A (1)(2) 23,300 350
New York Times, Class A  9,700 491
News, Class A  41,296 1,050
Nexstar Media Group, Class A  6,067 852
Omnicom Group  11,000 816
Scholastic  3,800 114
TEGNA  5,100 96
ViacomCBS, Class B  31,704 1,430
35,591
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications  3,200 156
T-Mobile U.S. (1) 36,945 4,629
4,785
Total Communication Services 258,379
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.3%
Aptiv  17,900 2,468
Autoliv  5,200 483
BorgWarner  15,417 715
Goodyear Tire & Rubber (1) 31,600 555
Horizon Global (1) 24,620 254
Lear  4,900 888
Modine Manufacturing (1) 34,100 504
Veoneer (1)(2) 30,500 747
Visteon (1) 4,900 597
XPEL (1) 4,500 234
7,445
Automobiles 1.5%
Ford Motor (1) 167,361 2,050
General Motors  61,200 3,517
Tesla (1) 47,755 31,897

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Thor Industries  3,900 525
Winnebago Industries  14,000 1,074
39,063
Distributors 0.1%
Genuine Parts  6,600 763
LKQ (1) 19,300 817
Pool  2,705 934
2,514
Diversified Consumer Services 0.2%
Adtalem Global Education (1) 6,700 265
Bright Horizons Family Solutions (1) 5,484 940
Chegg (1) 13,500 1,156
frontdoor (1) 10,850 583
Graham Holdings, Class B  270 152
H&R Block  15,900 347
Service Corp International  8,200 419
Strategic Education  2,200 202
Terminix Global Holdings (1) 6,900 329
4,393
Hotels, Restaurants & Leisure 2.3%
Aramark  32,000 1,209
BJ's Restaurants (1) 5,700 331
Booking Holdings (1) 2,966 6,910
Boyd Gaming (1) 8,400 495
Caesars Entertainment (1) 17,310 1,514
Carnival  15,700 417
Cheesecake Factory  8,800 515
Chipotle Mexican Grill (1) 1,770 2,515
Chuy's Holdings (1) 10,000 443
Cracker Barrel Old Country Store  4,600 795
Darden Restaurants  9,400 1,335
Domino's Pizza  3,500 1,287
DraftKings, Class A (1)(2) 19,500 1,196
Expedia Group  12,490 2,150
Hilton Grand Vacations (1) 3,340 125
Hilton Worldwide Holdings  17,617 2,130
Jack in the Box  5,200 571
Las Vegas Sands  23,800 1,446
Marriott International, Class A  20,356 3,015
Marriott Vacations Worldwide  5,058 881
McDonald's  46,500 10,423
MGM Resorts International  25,200 957
Norwegian Cruise Line Holdings (1) 20,800 574
Papa John's International  7,100 629

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Penn National Gaming (1) 13,326 1,397
Planet Fitness, Class A (1) 7,461 577
Royal Caribbean Cruises  10,200 873
Six Flags Entertainment  17,600 818
Starbucks  80,800 8,829
Travel + Leisure  12,230 748
Vail Resorts  2,300 671
Wendy's  22,775 461
Wyndham Hotels & Resorts  7,730 539
Wynn Resorts  12,200 1,530
Yum! Brands  15,100 1,634
59,940
Household Durables 0.5%
DR Horton  23,900 2,130
Ethan Allen Interiors  16,100 444
Garmin  4,017 530
Helen of Troy (1) 900 190
Hovnanian Enterprises, Class A (1) 6,043 639
iRobot (1)(2) 3,000 366
KB Home  18,700 870
La-Z-Boy  7,600 323
Leggett & Platt  11,500 525
Lennar, Class A  9,593 971
MDC Holdings  8,264 491
Meritage Homes (1) 6,100 561
Mohawk Industries (1) 1,831 352
Newell Brands  33,754 904
NVR (1) 270 1,272
PulteGroup  1,740 91
Taylor Morrison Home (1) 11,779 363
TopBuild (1) 7,133 1,494
Tri Pointe Homes (1) 27,300 556
Tupperware Brands (1) 5,400 143
Turtle Beach (1) 6,300 168
Whirlpool  4,022 886
14,269
Internet & Direct Marketing Retail 3.5%
Amazon.com (1) 27,095 83,834
eBay  49,100 3,007
Etsy (1) 8,200 1,654
Grubhub (1) 4,400 264
PetMed Express (2) 11,200 394
Stamps.com (1) 3,100 618
Stitch Fix, Class A (1) 7,700 381

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Wayfair, Class A (1) 5,718 1,800
91,952
Leisure Products 0.2%
Brunswick  9,200 878
Hasbro  8,600 827
Mattel (1) 34,800 693
Peloton Interactive, Class A (1) 17,600 1,979
Polaris  3,200 427
YETI Holdings (1) 1,900 137
4,941
Multiline Retail 0.5%
Big Lots  7,500 512
Dollar General  19,300 3,911
Dollar Tree (1) 14,793 1,693
Nordstrom  22,100 837
Target  27,000 5,348
12,301
Specialty Retail 2.4%
Advance Auto Parts  4,950 908
American Eagle Outfitters (2) 33,250 972
AutoNation (1) 2,300 214
AutoZone (1) 2,100 2,949
Bed Bath & Beyond  10,400 303
Best Buy  7,700 884
Blink Charging (1)(2) 9,100 374
Burlington Stores (1) 7,400 2,211
CarMax (1) 9,458 1,255
Carvana (1) 4,000 1,050
Conn's (1) 18,200 354
Container Store Group (1) 13,100 218
Dick's Sporting Goods (2) 3,600 274
Foot Locker  12,700 714
Group 1 Automotive  1,600 253
Home Depot  68,550 20,925
Lithia Motors, Class A  1,400 546
Lowe's  41,700 7,931
Lumber Liquidators Holdings (1) 10,600 266
Murphy USA  2,600 376
O'Reilly Automotive (1) 6,300 3,196
Rent-A-Center  17,600 1,015
RH (1)(2) 2,800 1,671
Ross Stores  28,200 3,381
Sleep Number (1) 4,650 667
TJX  86,700 5,735

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Tractor Supply  4,600 815
Ulta Beauty (1) 3,700 1,144
Urban Outfitters (1) 8,800 327
Williams-Sonoma  7,800 1,398
62,326
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings (1) 12,300 627
Carter's  4,300 382
Columbia Sportswear  4,600 486
Lululemon Athletica (1) 8,000 2,454
Movado Group  19,000 541
NIKE, Class B  84,600 11,243
PVH  6,900 729
Rocky Brands  3,200 173
Skechers USA, Class A (1) 20,000 834
Tapestry  29,800 1,228
Unifi (1) 8,132 224
VF  26,000 2,078
20,999
Total Consumer Discretionary 320,143
CONSUMER STAPLES 5.5%
Beverages 1.4%
Boston Beer, Class A (1) 1,200 1,448
Brown-Forman, Class B  12,100 835
Celsius Holdings (1) 2,600 125
Coca-Cola  252,103 13,288
Coca-Cola Consolidated  3,100 895
Constellation Brands, Class A  9,800 2,234
Keurig Dr Pepper  46,500 1,598
Molson Coors Beverage, Class B  11,600 593
Monster Beverage (1) 25,000 2,277
PepsiCo  86,380 12,219
35,512
Food & Staples Retailing 1.2%
Casey's General Stores  3,800 822
Chefs' Warehouse (1) 13,700 417
Costco Wholesale  28,600 10,081
Kroger  58,500 2,105
Performance Food Group (1) 13,300 766
Rite Aid (1) 17,620 361
Sysco  28,500 2,244
U.S. Foods Holding (1) 30,000 1,144
United Natural Foods (1) 19,200 632

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Walgreens Boots Alliance  36,800 2,020
Walmart  81,400 11,057
31,649
Food Products 1.0%
Alico  3,090 92
Archer-Daniels-Midland  22,472 1,281
Beyond Meat (1)(2) 4,400 573
Campbell Soup  3,600 181
Conagra Brands  54,425 2,046
Darling Ingredients (1) 11,200 824
Flowers Foods  30,633 729
Fresh Del Monte Produce  12,700 364
Freshpet (1) 3,634 577
General Mills  28,000 1,717
Hershey  11,800 1,866
Hormel Foods  17,100 817
Ingredion  5,600 504
J M Smucker  3,516 445
John B. Sanfilippo & Son  3,200 289
Kellogg  14,800 937
Kraft Heinz  23,930 957
Lamb Weston Holdings  15,002 1,162
McCormick  13,800 1,231
Mondelez International, Class A  96,176 5,629
Post Holdings (1) 4,020 425
Simply Good Foods (1) 20,000 608
Tootsie Roll Industries  1,948 65
TreeHouse Foods (1) 12,154 635
Tyson Foods, Class A  19,554 1,453
25,407
Household Products 1.2%
Church & Dwight  23,900 2,088
Clorox  8,500 1,639
Colgate-Palmolive  46,900 3,697
Energizer Holdings  6,700 318
Kimberly-Clark  20,000 2,781
Procter & Gamble  148,993 20,178
30,701
Personal Products 0.2%
Edgewell Personal Care  1,884 74
Estee Lauder, Class A  16,400 4,770
Herbalife Nutrition (1) 8,000 355
5,199

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Tobacco 0.5%
Altria Group  95,700 4,896
Philip Morris International  86,500 7,676
Vector Group  34,655 483
13,055
Total Consumer Staples 141,523
ENERGY 2.6%
Energy Equipment & Services 0.3%
Archrock  14,845 141
Baker Hughes  47,500 1,026
ChampionX (1) 11,500 250
DMC Global  9,100 494
Halliburton  55,400 1,189
Helmerich & Payne  29,600 798
NOV  82,677 1,134
Oceaneering International (1) 31,700 362
Schlumberger  87,593 2,382
TechnipFMC  29,702 229
8,005
Oil, Gas & Consumable Fuels 2.3%
APA  33,486 599
Bonanza Creek Energy (1) 10,600 379
Cabot Oil & Gas  18,100 340
Cheniere Energy (1) 9,800 706
Chevron  121,703 12,753
Cimarex Energy  20,444 1,214
CNX Resources (1) 47,600 700
ConocoPhillips  95,323 5,049
Devon Energy  73,468 1,605
Diamondback Energy  10,000 735
Dorian LPG (1) 32,700 429
EOG Resources  42,981 3,117
EQT  28,200 524
Equitrans Midstream  30,000 245
Exxon Mobil  249,587 13,935
Hess  14,200 1,005
Kinder Morgan  70,292 1,170
Magnolia Oil & Gas, Class A (1) 27,400 315
Marathon Petroleum  33,108 1,771
Murphy Oil  20,800 341
New Fortress Energy (2) 4,400 202
Occidental Petroleum  38,200 1,017
ONEOK  18,400 932

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Par Pacific Holdings (1) 30,800 435
Phillips 66  18,874 1,539
Pioneer Natural Resources  13,600 2,160
Renewable Energy Group (1) 7,368 487
Targa Resources  21,900 695
Valero Energy  20,514 1,469
Williams  94,385 2,236
World Fuel Services  18,600 655
58,759
Total Energy 66,764
FINANCIALS 11.8%
Banks 4.6%
1st Source  3,864 184
Ameris Bancorp  4,253 223
Associated Banc-Corp  8,467 181
BancorpSouth Bank  8,500 276
Bank of America  481,231 18,619
Bank of Hawaii  5,500 492
Bank OZK  5,700 233
BankUnited  17,200 756
Berkshire Hills Bancorp  25,200 563
BOK Financial  1,115 100
Boston Private Financial Holdings  38,400 512
Central Pacific Financial  6,500 173
CIT Group  12,900 665
Citigroup  131,484 9,566
Citizens Financial Group  29,900 1,320
Columbia Banking System  12,100 521
Comerica  17,116 1,228
Cullen  6,300 685
Customers Bancorp (1) 5,100 162
CVB Financial  15,539 343
Dime Community Bancshares  2,400 72
East West Bancorp  12,492 922
Fifth Third Bancorp  62,890 2,355
First BanCorp Puerto Rico  61,200 689
First Business Financial Services  10,500 260
First Financial Bancorp  14,170 340
First Horizon  45,479 769
First Merchants  8,330 387
First Midwest Bancorp  6,000 131
First Republic Bank  10,500 1,751
Flushing Financial  7,750 165
Fulton Financial  42,574 725

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Glacier Bancorp  3,700 211
Hancock Whitney  5,200 218
Home BancShares  21,100 571
Huntington Bancshares  83,806 1,317
JPMorgan Chase  186,247 28,352
KeyCorp  95,873 1,916
M&T Bank  3,669 556
National Bank Holdings, Class A  13,100 520
NBT Bancorp  9,000 359
Old National Bancorp  13,112 254
Pacific Premier Bancorp  19,500 847
Park National  4,115 532
Peoples Bancorp  2,645 88
People's United Financial  27,077 485
Pinnacle Financial Partners  6,500 576
PNC Financial Services Group  32,149 5,639
Popular  17,580 1,236
Prosperity Bancshares  5,700 427
Regions Financial  72,756 1,503
Renasant  9,275 384
S&T Bancorp  8,400 281
Seacoast Banking (1) 13,500 489
Signature Bank  3,900 882
Simmons First National, Class A  12,388 368
South State  9,320 732
SVB Financial Group (1) 3,500 1,728
Synovus Financial  5,728 262
TCF Financial  14,424 670
Towne Bank  7,900 240
Truist Financial  73,258 4,272
U.S. Bancorp  70,955 3,925
UMB Financial  7,896 729
United Bankshares  6,800 262
Webster Financial  18,595 1,025
Wells Fargo  265,334 10,367
WesBanco  10,600 382
Western Alliance Bancorp  6,400 604
Zions Bancorp  10,901 599
119,176
Capital Markets 2.8%
Ameriprise Financial  6,500 1,511
Apollo Global Management (2) 16,300 766
Bank of New York Mellon  60,560 2,864
BGC Partners, Class A  53,500 258
BlackRock  8,341 6,289

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Blackstone Group  32,968 2,457
Cboe Global Markets  8,300 819
Charles Schwab  101,078 6,588
CME Group  23,408 4,781
Cohen (1) 6,700 159
Donnelley Financial Solutions (1) 18,225 507
FactSet Research Systems  2,750 849
Franklin Resources  20,500 607
Goldman Sachs Group  22,488 7,353
Intercontinental Exchange  38,278 4,275
Invesco  39,700 1,001
Janus Henderson Group  12,741 397
KKR  47,113 2,301
Lazard, Class A  11,300 492
MarketAxess Holdings  2,500 1,245
Moody's  11,021 3,291
Morgan Stanley  102,611 7,969
Morningstar  300 67
MSCI  5,400 2,264
Nasdaq  5,100 752
Northern Trust  13,400 1,408
Raymond James Financial  8,925 1,094
S&P Global  15,600 5,505
SEI Investments  6,000 366
State Street  24,430 2,052
Tradeweb Markets, Class A  11,509 852
Virtus Investment Partners  4,475 1,054
Waddell & Reed Financial, Class A  6,451 162
Westwood Holdings Group  10,500 152
72,507
Consumer Finance 0.7%
Ally Financial  13,750 622
American Express  36,300 5,134
Capital One Financial  33,255 4,231
Credit Acceptance (1)(2) 700 252
Discover Financial Services  22,900 2,175
EZCORP, Class A (1) 15,800 79
LendingClub (1) 43,300 715
Navient  20,500 293
OneMain Holdings  8,000 430
Santander Consumer USA Holdings  26,700 723
SLM  56,100 1,008
Synchrony Financial  44,985 1,829
17,491

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Diversified Financial Services 1.3%
Berkshire Hathaway, Class B (1) 120,000 30,657
Equitable Holdings  33,703 1,099
Voya Financial (2) 14,800 942
32,698
Insurance 2.0%
Aflac  27,300 1,397
Alleghany (1) 396 248
Allstate  14,100 1,620
American Financial Group  7,350 839
American International Group  68,100 3,147
Aon, Class A  14,058 3,235
Arch Capital Group (1) 12,300 472
Arthur J Gallagher  8,300 1,036
Assurant  4,500 638
Axis Capital Holdings  11,700 580
BRP Group, Class A (1) 9,000 245
Chubb  33,166 5,239
Cincinnati Financial  12,469 1,285
CNA Financial  13,300 594
Erie Indemnity, Class A  1,200 265
Everest Re Group  2,000 496
Fidelity National Financial  21,696 882
First American Financial  17,485 991
Genworth Financial, Class A (1) 80,900 269
Globe Life  4,350 420
Hanover Insurance Group  6,000 777
Hartford Financial Services Group  24,300 1,623
Kemper  7,100 566
Loews  16,400 841
Markel (1) 280 319
Marsh & McLennan  35,364 4,307
MBIA (1) 21,100 203
MetLife  53,320 3,241
Old Republic International  14,087 308
Principal Financial Group  14,500 869
Progressive  40,185 3,842
Prudential Financial  18,900 1,722
Reinsurance Group of America  2,200 277
RenaissanceRe Holdings  4,592 736
Safety Insurance Group  6,300 531
Selective Insurance Group  4,000 290
Selectquote (1) 8,300 245
SiriusPoint (1) 34,416 350
State Auto Financial  12,700 250

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Travelers  15,523 2,335
United Fire Group  4,300 150
Unum Group  34,100 949
Willis Towers Watson  11,606 2,656
51,285
Mortgage Real Estate Investment Trusts 0.3%
AG Mortgage Investment Trust, REIT (2) 85,700 345
AGNC Investment, REIT  41,100 689
Annaly Capital Management, REIT  118,900 1,023
Ares Commercial Real Estate, REIT  10,800 148
Capstead Mortgage, REIT  30,400 189
Chimera Investment, REIT  86,100 1,093
Ellington Financial, REIT  10,000 160
Granite Point Mortgage Trust, REIT  35,700 427
New York Mortgage Trust, REIT  87,200 390
Redwood Trust, REIT  69,800 727
Starwood Property Trust, REIT  33,800 836
TPG RE Finance Trust, REIT  17,200 193
Two Harbors Investment, REIT (2) 140,100 1,027
7,247
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  18,400 244
MGIC Investment  28,800 399
New York Community Bancorp  34,487 435
Northfield Bancorp  13,400 213
Northwest Bancshares  34,800 503
PennyMac Financial Services  11,000 735
Radian Group  11,000 256
Washington Federal  5,542 171
WSFS Financial  3,000 149
3,105
Total Financials 303,509
HEALTH CARE 13.2%
Biotechnology 2.7%
AbbVie  117,172 12,680
ACADIA Pharmaceuticals (1) 26,100 673
Acceleron Pharma (1) 10,800 1,465
Alexion Pharmaceuticals (1) 15,280 2,336
Alkermes (1) 44,000 822
Alnylam Pharmaceuticals (1) 10,750 1,518
Altimmune (1) 12,300 174
Amgen  37,660 9,370
AnaptysBio (1) 8,300 179

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Anika Therapeutics (1) 5,600 228
Applied Therapeutics (1)(2) 9,800 184
Aptevo Therapeutics (1) 6,300 192
Arcturus Therapeutics Holdings (1)(2) 6,300 260
Arcus Biosciences (1) 3,600 101
Biogen (1) 12,334 3,450
BioMarin Pharmaceutical (1) 14,700 1,110
Bioxcel Therapeutics (1)(2) 6,100 263
Blueprint Medicines (1) 13,500 1,313
BrainStorm Cell Therapeutics (1) 83,500 320
Celldex Therapeutics (1) 10,200 210
Cymabay Therapeutics (1)(2) 24,600 112
Denali Therapeutics (1) 12,300 702
Eagle Pharmaceuticals (1) 10,755 449
Exact Sciences (1) 14,000 1,845
Frequency Therapeutics (1)(2) 3,100 29
Gilead Sciences  67,720 4,377
Homology Medicines (1) 30,900 291
iBio (1)(2) 173,500 267
IGM Biosciences (1) 5,400 414
ImmunityBio (1)(2) 11,400 271
Incyte (1) 13,200 1,073
Inovio Pharmaceuticals (1)(2) 38,700 359
Insmed (1) 20,700 705
Invitae (1)(2) 11,300 432
Ionis Pharmaceuticals (1) 19,905 895
Ironwood Pharmaceuticals (1) 57,436 642
Kiniksa Pharmaceuticals, Class A (1) 5,700 106
Lexicon Pharmaceuticals (1) 43,000 252
Ligand Pharmaceuticals (1) 3,000 457
Moderna (1) 19,800 2,593
Neoleukin Therapeutics (1)(2) 9,200 113
Neurocrine Biosciences (1) 11,100 1,080
Novavax (1) 4,200 762
Nurix Therapeutics (1)(2) 7,000 218
OPKO Health (1)(2) 29,300 126
Protagonist Therapeutics (1) 5,300 137
Prothena (1) 146 4
Radius Health (1) 22,800 476
Regeneron Pharmaceuticals (1) 6,200 2,933
Replimune Group (1) 8,000 244
Sangamo Therapeutics (1) 27,782 348
Sarepta Therapeutics (1) 6,632 494
Scholar Rock Holding (1) 11,400 578
Seagen (1) 11,300 1,569
SpringWorks Therapeutics (1) 6,800 500

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Stoke Therapeutics (1)(2) 2,100 82
TG Therapeutics (1) 9,000 434
Tracon Pharmaceuticals (1)(2) 22,400 184
Twist Bioscience (1) 6,300 780
Ultragenyx Pharmaceutical (1) 12,500 1,423
United Therapeutics (1) 3,200 535
Vertex Pharmaceuticals (1) 17,500 3,761
Vir Biotechnology (1)(2) 9,036 463
Xencor (1) 14,900 642
71,005
Health Care Equipment & Supplies 3.4%
Abbott Laboratories  114,260 13,693
ABIOMED (1) 1,400 446
Accuray (1) 56,300 279
Align Technology (1) 6,500 3,520
Avanos Medical (1) 8,131 356
Baxter International  23,400 1,974
Becton Dickinson & Company  19,502 4,742
Boston Scientific (1) 68,939 2,664
Cantel Medical (1) 8,300 663
Cerus (1) 50,900 306
Co-Diagnostics (1)(2) 27,000 258
Cooper  4,700 1,805
CryoPort (1) 6,200 322
Danaher  40,700 9,161
DENTSPLY SIRONA  17,433 1,112
DexCom (1) 7,800 2,803
Edwards Lifesciences (1) 32,120 2,686
Envista Holdings (1) 10,000 408
GenMark Diagnostics (1) 9,800 234
Hologic (1) 19,844 1,476
ICU Medical (1) 2,600 534
IDEXX Laboratories (1) 5,000 2,447
Insulet (1) 5,800 1,513
Integra LifeSciences Holdings (1) 5,600 387
Intuitive Surgical (1) 8,500 6,281
iRhythm Technologies (1) 4,300 597
LivaNova (1) 3,100 229
Masimo (1) 3,000 689
Medtronic  75,816 8,956
Nevro (1) 2,800 391
Novocure (1) 5,700 753
OraSure Technologies (1) 55,600 649
Quidel (1) 6,200 793
ResMed  5,700 1,106

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SiNtx Technologies (1)(2) 132,200 247
STERIS  5,500 1,048
Stryker  20,920 5,096
Surgalign Holdings (1) 42,400 92
Surmodics (1) 4,900 275
Teleflex  5,200 2,160
Vapotherm (1)(2) 7,900 190
Varex Imaging (1) 22,260 456
Varian Medical Systems (1) 5,600 989
West Pharmaceutical Services  5,200 1,465
Zimmer Biomet Holdings  11,060 1,770
88,021
Health Care Providers & Services 2.6%
Acadia Healthcare (1) 9,600 548
Amedisys (1) 3,300 874
AmerisourceBergen  3,664 433
AMN Healthcare Services (1) 11,252 829
Anthem  16,504 5,924
Brookdale Senior Living (1) 73,700 446
Cardinal Health  16,305 990
Centene (1) 39,188 2,504
Cigna  24,042 5,812
CorVel (1) 6,150 631
Covetrus (1) 20,060 601
CVS Health  82,548 6,210
DaVita (1) 5,698 614
Encompass Health  9,000 737
Ensign Group  11,400 1,070
Guardant Health (1) 2,900 443
HCA Healthcare  17,362 3,270
HealthEquity (1) 7,100 483
Henry Schein (1) 10,400 720
Humana  8,200 3,438
Laboratory Corp. of America Holdings (1) 2,020 515
LHC Group (1) 700 134
McKesson  11,551 2,253
Molina Healthcare (1) 4,794 1,121
Option Care Health (1) 38,450 682
Pennant Group (1) 12,050 552
Psychemedics  3,075 19
Quest Diagnostics  8,400 1,078
Surgery Partners (1) 4,633 205
Tivity Health (1) 11,507 257
U.S. Physical Therapy  3,800 396
UnitedHealth Group  59,422 22,109

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Universal Health Services, Class B  8,900 1,187
67,085
Health Care Technology 0.2%
Cerner  9,400 676
HMS Holdings (1) 22,900 847
NextGen Healthcare (1) 11,900 215
Omnicell (1) 7,500 974
Teladoc Health (1) 8,500 1,545
Veeva Systems, Class A (1) 9,400 2,455
6,712
Life Sciences Tools & Services 1.2%
10X Genomics, Class A (1) 3,300 597
Agilent Technologies  24,487 3,113
Avantor (1) 22,482 650
Bio-Rad Laboratories, Class A (1) 900 514
Bio-Techne  2,800 1,069
Bruker  23,300 1,498
Charles River Laboratories International (1) 3,468 1,005
Illumina (1) 10,200 3,918
IQVIA Holdings (1) 7,725 1,492
Mettler-Toledo International (1) 1,100 1,271
PerkinElmer  4,635 595
PPD (1) 15,995 605
Repligen (1) 3,356 653
Thermo Fisher Scientific  26,178 11,947
Waters (1) 4,100 1,165
30,092
Pharmaceuticals 3.1%
Arvinas (1) 1,724 114
Bristol-Myers Squibb  123,762 7,813
Cara Therapeutics (1) 48,600 1,055
Cassava Sciences (1) 8,800 396
Catalent (1) 10,400 1,095
Elanco Animal Health (1) 54,100 1,593
Eli Lilly  54,450 10,172
Endo International (1) 50,900 377
FRD Acquisition, EC (1)(3) 28,900 —
Horizon Therapeutics (1) 6,900 635
Jazz Pharmaceuticals (1) 1,800 296
Johnson & Johnson  159,275 26,177
Kaleido Biosciences (1) 22,100 179
Merck  160,234 12,352
Nektar Therapeutics (1) 41,600 832
Perrigo  10,298 417

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Pfizer  344,396 12,477
Prestige Consumer Healthcare (1) 5,400 238
Theravance Biopharma (1)(2) 14,871 304
Viatris (1) 45,561 637
Zoetis  29,000 4,567
81,726
Total Health Care 344,641
INDUSTRIALS & BUSINESS SERVICES 9.8%
Aerospace & Defense 1.5%
Aerojet Rocketdyne Holdings  13,500 634
Axon Enterprise (1) 6,000 854
Boeing  35,400 9,017
BWX Technologies  15,875 1,047
Curtiss-Wright  1,500 178
General Dynamics  10,100 1,834
HEICO, Class A  8,475 963
Hexcel  4,200 235
Howmet Aerospace  24,300 781
Huntington Ingalls Industries  1,400 288
L3Harris Technologies  11,401 2,311
Lockheed Martin  13,400 4,951
Northrop Grumman  9,395 3,041
Raytheon Technologies  82,399 6,367
Spirit AeroSystems Holdings, Class A  13,100 637
Teledyne Technologies (1) 4,600 1,903
Textron  24,000 1,346
TransDigm Group (1) 3,600 2,116
Triumph Group  31,600 581
Virgin Galactic Holdings (1)(2) 18,600 570
39,654
Air Freight & Logistics 0.6%
CH Robinson Worldwide  8,547 816
Expeditors International of Washington  5,700 614
FedEx  18,100 5,141
United Parcel Service, Class B  48,300 8,210
XPO Logistics (1) 8,400 1,036
15,817
Airlines 0.3%
Alaska Air Group  12,400 858
American Airlines Group  13,200 316
Delta Air Lines  47,200 2,279
JetBlue Airways (1) 48,000 976
Southwest Airlines  37,385 2,283

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
United Airlines Holdings (1) 24,215 1,393
8,105
Building Products 0.6%
A O Smith  14,700 994
AAON  8,345 584
Allegion  7,766 976
Armstrong World Industries  4,747 428
Carrier Global  53,039 2,239
Fortune Brands Home & Security  10,700 1,025
Gibraltar Industries (1) 3,000 275
Johnson Controls International  35,135 2,096
Lennox International  2,400 748
Masco  23,400 1,402
Owens Corning  5,700 525
PGT Innovations (1) 22,700 573
Trane Technologies  15,500 2,566
Trex (1) 11,700 1,071
15,502
Commercial Services & Supplies 0.5%
ACCO Brands  46,267 390
Brady, Class A  4,600 246
Brink's  4,100 325
Cintas  5,857 1,999
Copart (1) 18,000 1,955
CoreCivic  10,798 98
Covanta Holding  25,800 358
Harsco (1) 16,100 276
Herman Miller  8,300 342
HNI  10,300 407
IAA (1) 19,300 1,064
KAR Auction Services  11,600 174
Matthews International, Class A  2,200 87
MSA Safety  1,800 270
Republic Services  4,397 437
Rollins  21,625 744
Stericycle (1) 2,200 148
Tetra Tech  5,825 791
VSE  4,600 182
Waste Management  17,160 2,214
12,507
Construction & Engineering 0.3%
Aegion (1) 12,400 356
Arcosa  4,300 280
Dycom Industries (1) 5,900 548

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Fluor  39,600 914
Granite Construction  25,250 1,016
MasTec (1) 9,550 895
Quanta Services  15,250 1,342
WillScot Mobile Mini Holdings (1) 50,885 1,412
6,763
Electrical Equipment 0.7%
AMETEK  10,325 1,319
Array Technologies (1) 8,900 265
AZZ  4,700 237
Beam Global (1) 5,000 217
Bloom Energy, Class A (1)(2) 19,400 525
Eaton  17,926 2,479
Emerson Electric  33,000 2,977
FuelCell Energy (1) 28,700 413
Generac Holdings (1) 3,900 1,277
Hubbell  3,605 674
nVent Electric  14,246 398
Pioneer Power Solutions (1) 46,100 224
Plug Power (1) 35,600 1,276
Regal Beloit  6,000 856
Rockwell Automation  9,200 2,442
Sensata Technologies Holding (1) 4,200 243
Sunrun (1) 12,500 756
Thermon Group Holdings (1) 13,400 261
Vicor (1) 9,400 799
17,638
Industrial Conglomerates 1.1%
3M  31,600 6,089
Carlisle  3,400 560
General Electric  620,826 8,151
Honeywell International  45,725 9,925
Roper Technologies  7,500 3,025
27,750
Machinery 2.1%
AGCO  6,500 934
Alamo Group  1,600 250
Barnes Group  3,000 149
Caterpillar  37,252 8,638
Chart Industries (1) 6,000 854
Colfax (1) 8,000 351
Cummins  10,900 2,824
Deere  19,800 7,408
Dover  3,400 466

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EnPro Industries  3,568 304
ESCO Technologies  2,200 240
Flowserve  9,400 365
Fortive  23,250 1,642
Graco  12,761 914
Helios Technologies  4,100 299
Hyster-Yale Materials Handling  1,100 96
IDEX  6,527 1,366
Illinois Tool Works  14,300 3,168
Ingersoll Rand (1) 30,759 1,514
ITT  6,900 627
John Bean Technologies  7,109 948
Lincoln Electric Holdings  4,200 516
Meritor (1) 29,400 865
Middleby (1) 6,212 1,030
Mueller Water Products, Class A  34,704 482
Navistar International (1) 7,300 321
Nordson  3,600 715
Otis Worldwide  33,869 2,318
PACCAR  31,062 2,886
Parker-Hannifin  9,013 2,843
RBC Bearings (1) 3,300 649
Rexnord  19,900 937
Snap-on  4,200 969
Stanley Black & Decker  9,780 1,953
Terex  7,900 364
Timken  6,600 536
Toro  6,300 650
Watts Water Technologies, Class A  1,900 226
Welbilt (1) 17,700 288
Westinghouse Air Brake Technologies  6,688 529
Woodward  3,600 434
Xylem  12,800 1,346
54,214
Marine 0.0%
Matson  4,300 287
287
Professional Services 0.6%
Barrett Business Services  2,500 172
Booz Allen Hamilton Holding  12,466 1,004
CACI International, Class A (1) 700 173
Clarivate (1) 21,200 559
CoreLogic  6,353 504
CoStar Group (1) 2,600 2,137

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Dun & Bradstreet Holdings (1)(2) 11,000 262
Equifax  8,500 1,540
Forrester Research (1) 1,800 76
Franklin Covey (1) 12,300 348
FTI Consulting (1) 4,200 588
IHS Markit  18,137 1,755
Insperity  5,600 469
Jacobs Engineering Group  4,700 608
Korn Ferry  9,000 561
Leidos Holdings  9,900 953
ManpowerGroup  2,900 287
Mastech Digital (1) 24,402 430
Robert Half International  8,600 671
Science Applications International  2,900 242
TransUnion  13,200 1,188
TrueBlue (1) 11,000 242
Upwork (1) 8,300 372
Verisk Analytics  6,500 1,149
16,290
Road & Rail 1.2%
Avis Budget Group (1) 8,700 631
CSX  48,300 4,657
JB Hunt Transport Services  9,400 1,580
Kansas City Southern  6,600 1,742
Knight-Swift Transportation Holdings  2,750 132
Landstar System  4,000 660
Lyft, Class A (1) 9,800 619
Norfolk Southern  16,400 4,404
Old Dominion Freight Line  9,150 2,200
Ryder System  6,800 514
Uber Technologies (1) 71,400 3,892
Union Pacific  38,255 8,432
Werner Enterprises  5,475 258
Yellow (1) 63,700 560
30,281
Trading Companies & Distributors 0.3%
Air Lease  11,600 568
Beacon Roofing Supply (1) 7,800 408
Fastenal  36,600 1,840
GATX  3,500 325
GMS (1) 21,951 917
McGrath RentCorp  3,200 258
MSC Industrial Direct, Class A  6,600 595
NOW (1) 30,688 310

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Rush Enterprises, Class A  5,800 289
United Rentals (1) 1,300 428
Univar Solutions (1) 5,000 108
Watsco  600 156
WW Grainger  3,200 1,283
7,485
Total Industrials & Business Services 252,293
INFORMATION TECHNOLOGY 25.6%
Communications Equipment 0.8%
ADTRAN  12,900 215
Arista Networks (1) 4,100 1,238
Ciena (1) 16,499 903
Cisco Systems  271,832 14,057
EchoStar, Class A (1) 8,880 213
Extreme Networks (1) 67,628 592
F5 Networks (1) 1,200 250
Juniper Networks  28,680 727
Lumentum Holdings (1)(2) 6,748 616
Motorola Solutions  9,994 1,879
NetScout Systems (1) 5,200 146
Ubiquiti  900 269
Viasat (1) 20,600 990
22,095
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  38,600 2,546
Arrow Electronics (1) 2,700 299
Avnet  9,748 405
Belden  3,500 155
CDW  9,700 1,608
Cognex  11,200 930
Coherent (1) 1,494 378
Corning  54,410 2,367
Dolby Laboratories, Class A  5,400 533
FARO Technologies (1) 5,800 502
FLIR Systems  7,600 429
II-VI (1) 7,927 542
Insight Enterprises (1) 4,750 453
IPG Photonics (1) 2,500 527
Keysight Technologies (1) 18,743 2,688
Knowles (1) 17,300 362
Napco Security Technologies (1) 11,857 413
National Instruments  14,850 641
Plexus (1) 6,000 551
Sanmina (1) 4,602 190

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
TE Connectivity  16,138 2,084
Trimble (1) 14,700 1,144
TTM Technologies (1) 57,400 832
Vishay Intertechnology  17,520 422
Vontier (1) 7,900 239
Zebra Technologies, Class A (1) 1,650 801
22,041
IT Services 5.1%
Accenture, Class A  40,489 11,185
Akamai Technologies (1) 8,200 836
Alliance Data Systems  800 90
Automatic Data Processing  27,600 5,202
Black Knight (1) 13,363 989
BM Technologies  784 9
Broadridge Financial Solutions  10,925 1,673
Cognizant Technology Solutions, Class A  36,600 2,859
DXC Technology  7,500 234
EPAM Systems (1) 6,000 2,380
Euronet Worldwide (1) 8,800 1,217
Fastly, Class A (1)(2) 1,700 114
Fidelity National Information Services  40,391 5,679
Fiserv (1) 40,596 4,833
FleetCor Technologies (1) 8,200 2,203
Gartner (1) 6,288 1,148
Genpact  10,300 441
Global Payments  19,839 3,999
GoDaddy, Class A (1) 14,500 1,125
Hackett Group  3,420 56
International Business Machines  48,090 6,408
Jack Henry & Associates  4,800 728
Kratos Defense & Security Solutions (1) 21,317 581
LiveRamp Holdings (1) 4,800 249
Mastercard, Class A  57,305 20,403
MAXIMUS  3,600 321
MongoDB (1) 4,800 1,284
Okta (1) 8,052 1,775
Paychex  17,387 1,704
PayPal Holdings (1) 74,500 18,092
Perspecta  11,331 329
Square, Class A (1) 24,794 5,629
StarTek (1) 12,400 99
Twilio, Class A (1) 11,186 3,812
VeriSign (1) 7,400 1,471
Visa, Class A  109,060 23,091
Western Union  25,751 635

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
WEX (1) 1,400 293
133,176
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1) 81,700 6,413
Analog Devices  21,605 3,350
Applied Materials  55,078 7,358
Broadcom  24,649 11,429
Cirrus Logic (1) 5,387 457
CMC Materials  3,244 574
Cohu  4,627 194
Cree (1) 7,900 854
Diodes (1) 3,262 260
Enphase Energy (1) 7,400 1,200
Entegris  16,892 1,889
First Solar (1) 6,200 541
Inphi (1) 6,400 1,142
Intel  238,720 15,278
KLA  9,440 3,119
Lam Research  9,336 5,557
Lattice Semiconductor (1) 10,600 477
Marvell Technology Group  32,601 1,597
Maxim Integrated Products  17,921 1,637
Microchip Technology  18,294 2,840
Micron Technology (1) 75,169 6,631
MKS Instruments  2,000 371
Monolithic Power Systems  2,728 964
NVIDIA  38,900 20,770
NXP Semiconductors  17,688 3,561
ON Semiconductor (1) 23,730 987
Onto Innovation (1) 2,100 138
Power Integrations  6,000 489
Qorvo (1) 3,800 694
QUALCOMM  75,900 10,064
Semtech (1) 3,700 255
SiTime (1) 5,000 493
Skyworks Solutions  8,479 1,556
SolarEdge Technologies (1) 4,300 1,236
Teradyne  10,373 1,262
Texas Instruments  62,300 11,774
Xilinx  18,300 2,267
129,678
Software 8.8%
Adobe (1) 27,780 13,206
Alteryx, Class A (1) 7,200 597

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ANSYS (1) 5,441 1,848
Appian (1)(2) 2,500 332
Aspen Technology (1) 4,700 678
Autodesk (1) 11,800 3,270
Avalara (1) 6,000 801
Cadence Design Systems (1) 24,200 3,315
CDK Global  10,947 592
Cerence (1) 5,537 496
Ceridian HCM Holding (1) 7,700 649
Citrix Systems  11,670 1,638
CommVault Systems (1) 4,300 277
Cornerstone OnDemand (1) 12,500 545
Coupa Software (1) 6,100 1,552
Crowdstrike Holdings, Class A (1) 13,642 2,490
Datadog, Class A (1) 14,600 1,217
Digital Turbine (1) 11,000 884
DocuSign (1) 12,800 2,591
Dynatrace (1) 5,500 265
Fair Isaac (1) 1,672 813
FireEye (1) 21,500 421
Five9 (1) 9,600 1,501
Fortinet (1) 12,100 2,231
fuboTV (1)(2) 9,900 219
Guidewire Software (1) 6,600 671
HubSpot (1) 4,200 1,908
InterDigital  4,600 292
Intuit  17,000 6,512
J2 Global (1) 3,100 372
Manhattan Associates (1) 9,000 1,056
Medallia (1) 6,100 170
Microsoft  477,330 112,540
MicroStrategy, Class A (1)(2) 1,200 815
New Relic (1) 9,800 602
NortonLifeLock  53,564 1,139
Nuance Communications (1)(2) 26,700 1,165
Oracle  106,200 7,452
PagerDuty (1)(2) 5,800 233
Palo Alto Networks (1) 7,100 2,287
Paycom Software (1) 4,037 1,494
Paylocity Holding (1) 5,000 899
Pegasystems  400 46
Proofpoint (1) 8,150 1,025
PTC (1) 10,880 1,498
RealPage (1) 6,500 567
RingCentral, Class A (1) 4,500 1,340
salesforce.com (1) 59,233 12,550

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ServiceNow (1) 12,800 6,401
Slack Technologies, Class A (1) 31,000 1,260
Smartsheet, Class A (1) 17,700 1,131
Splunk (1) 13,494 1,828
SS&C Technologies Holdings  15,770 1,102
Synopsys (1) 13,319 3,300
Trade Desk, Class A (1) 3,000 1,955
Tyler Technologies (1) 1,350 573
VMware, Class A (1) 6,100 918
Workday, Class A (1) 14,600 3,627
Workiva (1)(2) 3,000 265
Zendesk (1) 15,200 2,016
Zoom Video Communications, Class A (1) 14,900 4,787
Zscaler (1) 4,000 687
228,911
Technology Hardware, Storage & Peripherals 5.1%
Apple  996,536 121,727
Dell Technologies, Class C (1) 9,073 800
Hewlett Packard Enterprise  100,999 1,590
HP  103,318 3,280
NCR (1) 3,200 122
NetApp  16,800 1,221
Seagate Technology  17,500 1,343
Western Digital  14,775 986
Xerox Holdings  25,971 630
131,699
Total Information Technology 667,600
MATERIALS 2.9%
Chemicals 1.9%
Air Products & Chemicals  13,400 3,770
Albemarle  9,300 1,359
Avient  12,200 577
Axalta Coating Systems (1) 14,400 426
Cabot  2,600 136
Celanese  12,800 1,918
CF Industries Holdings  24,840 1,127
Chemours  21,681 605
Corteva  45,255 2,110
Dow  36,355 2,324
DuPont de Nemours  35,761 2,764
Eastman Chemical  4,500 495
Ecolab  12,000 2,569
Ferro (1) 19,700 332
FMC  9,300 1,029

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GCP Applied Technologies (1) 14,527 356
Hawkins  2,062 69
HB Fuller  3,700 233
Huntsman  38,100 1,098
Ingevity (1) 3,312 250
International Flavors & Fragrances  16,575 2,314
Linde  33,600 9,413
LyondellBasell Industries, Class A  16,200 1,686
Minerals Technologies  10,800 813
PPG Industries  21,143 3,177
Quaker Chemical  1,000 244
RPM International  14,000 1,286
Scotts Miracle-Gro  2,300 563
Sherwin-Williams  5,800 4,280
Stepan  2,200 280
Valvoline  20,587 537
WR Grace  7,500 449
48,589
Construction Materials 0.1%
Eagle Materials  5,798 779
Martin Marietta Materials  1,700 571
Vulcan Materials  9,166 1,547
2,897
Containers & Packaging 0.4%
Amcor  83,800 979
AptarGroup  1,700 241
Avery Dennison  6,200 1,139
Ball  23,200 1,966
Berry Global Group (1) 6,500 399
Crown Holdings  3,400 330
International Paper  24,184 1,308
Myers Industries  18,360 363
O-I Glass  28,500 420
Packaging Corp. of America  9,500 1,277
Sealed Air  27,200 1,246
Sonoco Products  3,400 215
Westrock  21,076 1,097
10,980
Metals & Mining 0.5%
Allegheny Technologies (1) 7,743 163
Arconic (1) 4,675 119
Carpenter Technology  11,500 473
Cleveland-Cliffs  54,400 1,094
Commercial Metals  15,200 469

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Compass Minerals International  9,000 564
Freeport-McMoRan (1) 84,400 2,779
Hecla Mining  124,100 706
Newmont  45,400 2,736
Nucor  15,700 1,260
Reliance Steel & Aluminum  5,200 792
Royal Gold  8,100 872
Steel Dynamics  12,900 655
TimkenSteel (1) 27,400 322
13,004
Paper & Forest Products 0.0%
Clearwater Paper (1) 4,164 157
Domtar  11,066 409
Louisiana-Pacific  13,400 743
1,309
Total Materials 76,779
REAL ESTATE 3.2%
Equity Real Estate Investment Trusts 3.1%
Agree Realty, REIT  11,300 761
Alexandria Real Estate Equities, REIT  10,000 1,643
American Campus Communities, REIT  19,700 850
American Tower, REIT  28,520 6,818
Apartment Income REIT, REIT  17,262 738
Apple Hospitality REIT, REIT  19,000 277
AvalonBay Communities, REIT  8,886 1,640
Boston Properties, REIT  2,900 294
Camden Property Trust, REIT  8,300 912
Chatham Lodging Trust, REIT  23,400 308
City Office, REIT  14,700 156
CoreSite Realty, REIT  1,900 228
Cousins Properties, REIT  20,060 709
Crown Castle International, REIT  24,437 4,206
CubeSmart, REIT  32,700 1,237
Digital Realty Trust, REIT  18,050 2,542
Duke Realty, REIT  25,400 1,065
EastGroup Properties, REIT  3,400 487
EPR Properties, REIT  25,100 1,169
Equinix, REIT  5,856 3,980
Equity Commonwealth, REIT  11,227 312
Equity LifeStyle Properties, REIT  11,800 751
Equity Residential, REIT  21,600 1,547
Essex Property Trust, REIT  4,694 1,276
Extra Space Storage, REIT  10,600 1,405
Federal Realty Investment Trust, REIT  2,400 244

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
First Industrial Realty Trust, REIT  14,200 650
Four Corners Property Trust, REIT  23,713 650
Gaming & Leisure Properties, REIT  13,260 563
GEO Group, REIT (2) 25,015 194
Getty Realty, REIT  1,742 49
Gladstone Commercial, REIT  12,800 250
Healthpeak Properties, REIT  9,600 305
Hersha Hospitality Trust, REIT (1) 20,700 218
Highwoods Properties, REIT  11,400 490
Host Hotels & Resorts, REIT  92,519 1,559
Innovative Industrial Properties, REIT (2) 4,000 721
Invitation Homes, REIT  35,183 1,126
Iron Mountain, REIT  23,233 860
JBG SMITH Properties, REIT  14,182 451
Kilroy Realty, REIT  9,100 597
Kimco Realty, REIT  59,500 1,116
Kite Realty Group Trust, REIT  20,100 388
Lamar Advertising, Class A, REIT  8,600 808
Macerich, REIT (2) 11,400 133
Mid-America Apartment Communities, REIT  8,943 1,291
Monmouth Real Estate Investment, REIT  22,582 399
National Retail Properties, REIT  2,600 115
National Storage Affiliates Trust, REIT  3,200 128
One Liberty Properties, REIT  8,998 200
Pebblebrook Hotel Trust, REIT  10,179 247
Preferred Apartment Communities, Class A, REIT  33,300 328
Prologis, REIT  44,608 4,728
Public Storage, REIT  8,094 1,997
Rayonier, REIT  14,740 475
Realty Income, REIT  21,200 1,346
Regency Centers, REIT  2,700 153
Retail Opportunity Investments, REIT  39,300 624
Ryman Hospitality Properties, REIT  6,568 509
Safehold, REIT (2) 2,500 175
SBA Communications, REIT  5,000 1,388
Seritage Growth Properties, Class A, REIT (1) 22,300 409
Simon Property Group, REIT  16,438 1,870
SITE Centers, REIT  54,600 740
SL Green Realty, REIT (2) 12,155 851
STAG Industrial, REIT  29,700 998
Sun Communities, REIT  7,986 1,198
Terreno Realty, REIT  12,200 705
UDR, REIT  9,479 416
Urban Edge Properties, REIT  54,692 904
Ventas, REIT  10,218 545
VEREIT, REIT  33,675 1,301

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
VICI Properties, REIT (2) 8,800 249
Vornado Realty Trust, REIT  3,378 153
Washington Real Estate Investment Trust, REIT  21,200 469
Weingarten Realty Investors, REIT  44,275 1,191
Welltower, REIT  29,600 2,120
Weyerhaeuser, REIT  72,425 2,578
Whitestone, REIT  58,900 571
WP Carey, REIT  22,300 1,578
79,632
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 12,500 989
Jones Lang LaSalle (1) 1,100 197
Newmark Group, Class A  24,818 248
Redfin (1)(2) 12,600 839
RMR Group, Class A  4,631 189
St. Joe  10,900 468
2,930
Total Real Estate 82,562
UTILITIES 2.5%
Electric Utilities 1.5%
ALLETE  10,033 674
Alliant Energy  14,000 758
American Electric Power  35,840 3,036
Duke Energy  46,202 4,460
Edison International  15,100 885
Entergy  8,600 855
Evergy  15,365 915
Eversource Energy  18,024 1,561
Exelon  46,722 2,044
FirstEnergy  17,495 607
Hawaiian Electric Industries  18,500 822
IDACORP  8,300 830
MGE Energy  5,700 407
NextEra Energy  122,800 9,285
OGE Energy  17,500 566
Otter Tail  2,600 120
PG&E (1) 77,400 906
Pinnacle West Capital  16,300 1,326
PPL  39,200 1,130
Southern  73,200 4,550
Xcel Energy  32,330 2,150
37,887

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Gas Utilities 0.2%
Atmos Energy  8,700 860
National Fuel Gas  11,400 570
ONE Gas  9,800 754
South Jersey Industries  7,800 176
Southwest Gas Holdings  1,991 137
Spire  15,000 1,108
UGI  17,700 726
4,331
Independent Power & Renewable Electricity Producers 0.0%
AES  24,555 658
Vistra  22,900 405
1,063
Multi-Utilities 0.7%
Ameren  15,800 1,285
Avista  24,200 1,156
Black Hills  8,200 547
CenterPoint Energy  35,000 793
CMS Energy  11,500 704
Consolidated Edison  19,000 1,421
Dominion Energy  47,628 3,618
DTE Energy  12,783 1,702
NiSource  32,708 789
Public Service Enterprise Group  31,700 1,909
Sempra Energy  18,851 2,499
WEC Energy Group  18,208 1,704
18,127
Water Utilities 0.1%
American States Water  6,500 492
American Water Works  10,300 1,544
Cadiz (1) 14,200 136
California Water Service Group  10,425 588
Essential Utilities  7,046 315
3,075
Total Utilities 64,483
Total Common Stocks (Cost $956,012) 2,578,676
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 14,376,363 14,376
14,376

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (6) 1,280,000 1,280
1,280
Total Short-Term Investments (Cost $15,655) 15,656
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.08% (4)(5) 1,353,678 13,537
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 13,537
Total Securities Lending Collateral (Cost $13,537) 13,537
Total Investments in Securities 100.5%
(Cost $985,204) $ 2,607,869
Other Assets Less Liabilities (0.5)% (12,024)
Net Assets 100.0% $ 2,595,845
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 20 Russell 2000 E-Mini Index contracts 6/21 2,223 $ (107)
Long, 74 S&P 500 E-Mini Index contracts 6/21 14,679 189
Net payments (receipts) of variation margin to date 21
Variation margin receivable (payable) on open futures contracts $ 103

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 3
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 21,896  ¤  ¤ $ 14,376
T. Rowe Price Short-Term Fund,
0.08% 23,084  ¤  ¤ 13,537
Total $ 27,913^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,913.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Total Equity Market Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Total Equity Market Index Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F123-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,578,667 $ 9 $ — $ 2,578,676
Short-Term Investments 14,376 1,280 — 15,656
Securities Lending Collateral 13,537 — — 13,537
Total Securities 2,606,580 1,289 — 2,607,869
Futures Contracts* 189 — — 189
Total $ 2,606,769 $ 1,289 $ — $ 2,608,058
Liabilities
Futures Contracts* $ 107 $ — $ — $ 107
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.